Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Parties
47.	Related Parties

(1)	Related parties of the Company as of December 31, 2022 are as follows:

Type	Related party
Parent	Republic of Korea government

Subsidiaries (161 subsidiaries)	Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd., Korea East-West Power Co., Ltd., KEPCO Engineering & Construction Company, Inc., KEPCO Plant Service & Engineering Co., Ltd., KEPCO Nuclear Fuel Co., Ltd., KEPCO KDN Co., Ltd., Gyeonggi Green Energy Co., Ltd., Korea Offshore Wind Power Co., Ltd., KOSEP Material Co., Ltd., KEPCO International HongKong Ltd., KEPCO International Philippines Inc., KEPCO Philippines Corporation, KEPCO Ilijan Corporation, KEPCO Gansu International Ltd., KEPCO Philippines Holdings Inc., KEPCO Lebanon SARL, KEPCO Neimenggu International Ltd., KEPCO Australia Pty., Ltd., KEPCO Shanxi International Ltd., KOMIPO Global Pte Ltd., KOSEP Australia Pty., Ltd., KOMIPO Australia Pty., Ltd., KOWEPO Australia Pty., Ltd., KOSPO Australia Pty., Ltd., KEPCO Netherlands B.V., KEPCO Middle East Holding Company, Qatrana Electric Power Company, KOWEPO International Corporation, KOSPO Jordan LLC, Korea Waterbury Uranium Limited Partnership, PT. Cirebon Power Service, EWP America Inc., KHNP Canada Energy Ltd., KEPCO Bylong Australia Pty., Ltd., KNF Canada Energy Limited, KEPCO Holdings de Mexico, KST Electric Power Company, S.A.P.I. de C.V., KEPCO Energy Service Company, KEPCO Netherlands S3 B.V., PT. KOMIPO Pembangkitan Jawa Bali, EWP Barbados 1 SRL, PT. Tanggamus Electric Power, KOMIPO America Inc., PT. EWP Indonesia, KEPCO Netherlands J3 B.V., Global One Pioneer B.V., Global Energy Pioneer B.V., Mira Power Limited, KEPCO KPS Philippines Corp., KOSPO Chile SpA, PT. KOWEPO Sumsel Operation And Maintenance Services, Commerce and Industry Energy Co., Ltd., Gyeongju Wind Power Co., Ltd., California Power Holdings, LLC, EWP Renewable Corporation, Hee Mang Sunlight Power Co., Ltd., Fujeij Wind Power Company, KOSPO Youngnam Power Co., Ltd., Chitose Solar Power Plant LLC., KEPCO Solar Co., Ltd., KEPCO Energy Solution Co., Ltd., KOSPO Power Services Ltda., KOEN Bylong Pty., Ltd., KOWEPO Bylong Pty., Ltd., KOSPO Bylong Pty., Ltd., EWP Bylong Pty., Ltd., KOWEPO Lao International, KOMIPO Bylong Pty., Ltd., Energy New Industry Specialized Investment Private Investment Trust., KEPCO US Inc., KEPCO Mangilao Holdings LLC, Mangilao Investment LLC, KEPCO Mangilao Solar, LLC, Jeju Hanlim Offshore Wind Co., Ltd., PT. Siborpa Eco Power,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund, BSK
E-New
Industry Fund VII, PT. Korea Energy Indonesia, KOLAT SpA, KEPCO California, LLC, KEPCO Mojave Holdings, LLC, Incheon Fuel Cell Co., Ltd., KOEN Service Co., Ltd., KOMIPO Service Co., Ltd., KOWEPO Service Co., Ltd., KOSPO Service Co., Ltd., EWP Service Co., Ltd., PT. KOMIPO Energy Indonesia, KNF Partners Co., Ltd., KOSPO USA Inc., Nambu USA LLC, Tamra Offshore Wind Power Co., Ltd., KEPCO MCS Co., Ltd., KEPCO FMS Co., Ltd., Firstkeepers Co., Ltd., Secutec Co., Ltd., SE Green Energy Co., Ltd., Mangilao Intermediate Holdings LLC, KEPCO CSC Co., Ltd., KOAK Power Limited, KOMIPO Europe B.V., Haenanum Energy Fund, Paju Ecoenergy Co., Ltd., Guam Ukudu Power LLC, K-SOLAR SHINAN Co., Ltd. (formerly, TS Energy No. 25 Co., Ltd.), KPS Partners Co., Ltd., KEPCO E&C Service Co., Ltd., Moha solar Co., Ltd., KHNP USA LLC, KOMIPO Vanphong Power Service LLC, Ogiri Solar Power Co., Ltd., BSK
E-New
Industry Fund X, Energy Innovation Fund I, KHNP Chile SpA, Yeong Yang Apollon Photovoltaic Co., Ltd., Yeong Yang Corporation Co., Ltd., SolarVader Co., Ltd., Yeong Yang Innovation Co., Ltd., Yeong Yang Horus Photovoltaic Co., Ltd., Yeong Yang Solar Management Co., Ltd., LSG Hydro Power Limited, KOEN Bio Co., Ltd., KOMIPO Energy Solution America, LLC, Elara Investment Holdings, LLC, Elara Equity Holdings, LLC, Elara Class B Holdings, LLC, Elara Class B Member, LLC, Elara Development Holdings, LLC, KOMIPO Development, LLC (formerly, Elara Development, LLC), Elara Energy Holdings, LLC, Elara Energy Project, LLC, KOMIPO Iberian Solar Group, S.L.U., KOWEPO Europe B.V., CVS Equity Holdings, LLC, CVS Class B Holdings, LLC, CVS Development Holdings, LLC, CVS Development, LLC, CVS Class B Member, LLC, CVS Energy Holdings, LLC, Concho Valley Energy, LLC, Concho Valley Solar, LLC, Jeongam Wind Power Co., Ltd., Yeongdeok Sunrise Wind Power Co., Ltd., KHNP Spain, S.L., UI Carbon-Neutrality Fund, KA Power Limited, Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.), Digital Innovation Growth Fund, EWP Australia Pty., Ltd., Columboola Solar Farm Hold Co Pty., Ltd., J Wind First, LLC, KEPCO Holding Company, KEPCO for Power Company, KEPCO for Maintenance Company, KOSPO Trumbull LLC, Changjuk Wind Power Co., Ltd.

Associates (96 associates)	Dongducheon Dream Power Co., Ltd., Korea Gas Corporation, Daegu Photovoltaic Co., Ltd., Haeng Bok Do Si Photovoltaic Power Co., Ltd., Korea Electric Power Industrial Development Co., Ltd., Goseong Green Power Co., Ltd., Gangneung Eco Power Co., Ltd., Shin Pyeongtaek Power Co., Ltd., Noeul Green Energy Co., Ltd., YTN Co., Ltd., Samcheok Eco Materials Co., Ltd., Gangwon Wind Power Co., Ltd., Gwangyang Green Energy Co., Ltd., Hyundai Green Power Co., Ltd., Korea Power Exchange, Taebaek Wind Power Co., Ltd., Taebaek Guinemi Wind Power Co., Ltd., Daeryun Power Co., Ltd., KNH Solar Co., Ltd.,
S-Power
Co., Ltd., SPC Power Corporation, Gemeng International Energy Co., Ltd., PT. Cirebon Electric Power, KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd., PT Wampu Electric Power, PT. Bayan Resources TBK, Nepal Water & Energy Development Company Private Limited, Pioneer Gas Power Limited, Eurasia Energy Holdings,
Xe-Pian
Xe-Namnoy
Power Co., Ltd., PT. Mutiara Jawa, Jinbhuvish Power Generation Pvt. Ltd., Daejung Offshore Wind Power Co., Ltd., GS Donghae Electric Power Co., Ltd., Busan Green Energy Co., Ltd., Gunsan Bio Energy Co., Ltd., Hansuwon KNP Co., Ltd., Korea Electric Power Corporation Fund, Energy Infra Asset Management Co., Ltd., Daegu clean Energy Co., Ltd., Yaksu ESS Co., Ltd., PND Solar Co., Ltd., Hyundai Eco Energy Co., Ltd., YeongGwang Yaksu Wind Electric Co., Ltd., Green Energy Electricity Generation Co., Ltd., Korea Energy Solutions Co., Ltd., ITR Co., Ltd., Structure test network Co., Ltd., Namjeongsusang Solar Power Operation Co., Ltd., Indeck Niles Development, LLC, Indeck Niles Asset Management, LLC, Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1, Suwon New Power Co., Ltd., Gwangbaek Solar Power Investment Co., Ltd., Go deok Clean Energy Co., Ltd., SureDataLab Co., Ltd., SEP Co., Ltd., Hankook Electric Power Information Co., Ltd., Tronix Co., Ltd., O2&B Global Co., Ltd., Muan Sunshine Solar Power Plant Co., Ltd., Bigeum Resident Photovoltaic Power Co., Ltd., Goesan Solar park Co., Ltd., Saemangeum Heemang Photovoltaic Co., Ltd., Bitgoel Eco Energy Co., Ltd., Jeju Gimnyeong Wind Power Co., Ltd., Seoroseoro Sunny Power Plant Co., Ltd., Muan Solar Park Co., Ltd., YuDang Solar Co., Ltd., Anjwa Smart Farm & Solar City Co., Ltd., Daewon Green Energy Co., Ltd., G.GURU Co., Ltd., UD4M Co., Ltd., Dongbu Highway Solar Co., Ltd., Seobu Highway Solar Co., Ltd., Korea Energy Data Co., Ltd., Gangneung Sacheon Fuel Cell Co., Ltd., Kosture Co., Ltd., Taebaek Gadeoksan Wind Power Co., Ltd., Chuncheon Green Energy Co., Ltd., Yeomsubong Wind Power Co., Ltd., Yeongyang Wind Power Corporation II, Haeparang Energy Co., Ltd., Saemangeum Sebit Power Plant Co., Ltd., Boulder Solar III, LLC, PlatformN. Co., Ltd., PT. Cirebon Energi Prasarana, Future Convergence Technology Laboratory. Co., Ltd., SC E&G. Co,. Ltd., Wang San Engineering. Co., Ltd., ACE, Co., Ltd., Environment and Energy Co., Ltd., Green Radiation Co., Ltd., Santiago Solar Power SpA, Yanggu Floating Photovoltaic Power Plant Inc.

Type	Related party
Joint ventures (105 joint ventures)	Daegu Green Power Co., Ltd., KEPCO SPC Power Corporation, KAPES, Inc., Honam Wind Power Co., Ltd., Korea Power Engineering Service Co., Ltd., Seokmun Energy Co., Ltd., Incheon New Power Co., Ltd., Chun-cheon Energy Co., Ltd., Yeonggwangbaeksu Wind Power Co., Ltd., KW Nuclear Components Co., Ltd., KEPCO-Uhde Inc., Busan Shinho Solar Power Co., Ltd., Global Trade Of Power System Co., Ltd., Expressway Solar-light Power Generation Co., Ltd., Gansu Datang Yumen Wind Power Co., Ltd., Datang Chifeng Renewable Power Co., Ltd., Rabigh Electricity Company, Rabigh Operation & Maintenance Company Limited, Datang KEPCO Chaoyang Renewable Power Co., Ltd., Shuweihat Asia Power Investment B.V., Shuweihat Asia Operation & Maintenance Company, Waterbury Lake Uranium L.P.,
ASM-BG
Investicii AD, RES Technology AD, Jamaica Public Service Company Limited, KV Holdings, Inc., Amman Asia Electric Power Company, Kelar S.A., PT. Tanjung Power Indonesia, Nghi Son 2 Power LLC, Daehan Wind Power PSC, Momentum, Barakah One Company, Nawah Energy Company, Yeonggwang Wind Power Co., Ltd., Chester Solar IV SpA, Chester Solar V SpA, Diego de Almagro Solar SpA, South Jamaica Power Company Limited, Daesan Green Energy Co., Ltd., RE Holiday Holdings LLC, RE Pioneer Holdings LLC, RE Barren Ridge 1 Holdings LLC, RE Astoria 2 LandCo LLC, RE Barren Ridge LandCo LLC, Laurel SpA, KIAMCO KOWEPO Bannerton Hold Co Pty Ltd, Chile Solar JV SpA, Cheong-Song Noraesan Wind Power Co., Ltd., Chester Solar I SpA, Solar Philippines Calatagan Corporation, Saemangeum Solar Power Co., Ltd., Chungsongmeon BongSan wind power Co., Ltd., Jaeun Resident Wind Power Plant Co., Ltd., DE Energia SpA, Dangjin Eco Power Co., Ltd., Haemodum Solar Co., Ltd., Yangyang Wind Power Co., Ltd., Horus Solar, S.A. de C.V., Recursos Solares PV de Mexico II, S.A. de C.V., Sunmex Renovables, S.A. de C.V., Stavro Holding II A.B., Solaseado Solar Power Co., Ltd., Yeongam Solar Power Co., Ltd., Samsu Wind Power Co., Ltd., Pulau Indah Power Plant Sdn. Bhd.,
NH-Amundi
Global Infrastructure Investment Private Investment Trust 21,
Shin-han
BNPP Private Investment Trust for East-West Sunlight Dream, PT Barito Wahana Tenaga, Cheongna Energy Co., Ltd., Dayone Energy Co., Ltd., OneEnergy Asia Limited, KAS Investment I LLC, KAS Investment II LLC, Energyco Co., Ltd., CAES, LLC, Hapcheon Floating Photovoltaic Power Plant Inc., Busan Industrial Solar Power Co., Ltd., Bitsolar Energy Co., Ltd., Naepo Green Energy Co., Ltd., Pulau Indah O&M Sdn. Bhd., Guadalupe Solar SpA, Omisan Wind Power Co., Ltd., Foresight Iberian Solar Group Holding, S.L., Yeongwol Eco Wind Co., Ltd., Gurae Resident Power Co., Ltd., Cheongju Eco Park Co., Ltd., Prime Swedish Holding AB, Enel X Midland Photovoltaic, LLC, Geumsungsan Wind Power Co., Ltd., KEPCO KPS CARABAO Corp., Goheung New Energy Co., Ltd., Gunsan Land Solar Co., Ltd., CapMan Lynx SCA, SICAR, International Offshore Power Transmission Holding Company Limited, Eumseong Eco Park Co., Ltd., Songsan Green Energy Co., Ltd., Changwon Nu-ri Energy Co., Ltd., Hasami Wind Farm Corporation, PungBack Wind Farm Corporation, Seobusambo highway photovoltaics Co., Ltd., Seungmun Green Energy, Pyeongchang Wind Power Co., Ltd., Trumbull Asset Management, LLC, S-Power Chile SpA

Other	Korea Development Bank

(2)	Transactions between the Company and its subsidiaries are eliminated during the consolidation and are not disclosed in notes.

(3)	Related party transactions for the years ended December 31, 2020, 2021 and 2022 are as follows:
<Sales and Others>

			Sales and others
Company name	Transaction type		2020	2021	2022
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity sales	￦	7,757	19,923	8,942
Saemangeum Sebit Power Plant Co., Ltd.	Electricity sales		—	—	1,418
Korea Gas Corporation	Electricity sales		97,685	96,362	155,309
Daejung Offshore Wind Power Co., Ltd.	Electricity sales		32	46	46
Daegu Photovoltaic Co., Ltd.	Electricity sales		325	207	268
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		2	2	2
Korea Electric Power Industrial Development Co., Ltd.	Service		10,833	11,208	10,369
Goseong Green Power Co., Ltd.	Fuel sales		47,701	514,470	1,062,108
Gangneung Eco Power Co., Ltd.	Fuel sales		10,178	14,200	459,404
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		20,791	23,501	27,486
Noeul Green Energy Co., Ltd.	Electricity sales		30	30	9,396
Samcheok Eco Materials Co., Ltd.	Electricity sales		700	620	546
YTN Co., Ltd.	Electricity sales		1,805	1,922	2,180
Busan Green Energy Co., Ltd.	Electricity sales		34	49	5,055
Gunsan Bio Energy Co., Ltd.	Electricity sales		102	20	—
Korea Electric Vehicle Charging Service (*2)	Electricity sales		1,956	3,039	3,686
Energy Infra Asset Management Co., Ltd.	Electricity sales		—	4,629	—
Gangwon Wind Power Co., Ltd.	Electricity sales		2,109	1,865	1,549
Gwangyang Green Energy Co., Ltd.	Electricity sales		23	486	1,848
Bigeum Resident Photovoltaic Power Co., Ltd.	Electricity sales		85	755	660
Hyundai Green Power Co., Ltd.	Electricity sales and design service		17,257	11,934	7,063
Korea Power Exchange	Service		25,919	39,796	16,596
Taebaek Wind Power Co., Ltd.	Service		226	44	861
Taebaek Guinemi Wind Power Co., Ltd.	Electricity sales		37	26	—
Pyeongchang Wind Power Co., Ltd.	Electricity sales		2,064	1,180	1,323
Daeryun Power Co., Ltd.	Electricity sales		1,947	1,944	2,016
Changjuk Wind Power Co., Ltd. (*)	Electricity sales		2,067	463	1,350
GS Donghae Electric Power Co., Ltd.	Electricity sales		31,557	21,127	5,238
KNH Solar Co., Ltd.	Electricity sales		16	14	13
S-Power Co., Ltd.	Service		6,682	5,229	4,588
Chuncheon Green Energy Co., Ltd.	Electricity sales		—	—	2
PND solar Co., Ltd.	Electricity sales		409	416	427
Hyundai Eco Energy Co., Ltd.	Electricity sales		167	187	277
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity sales		77	78	66
Taebaek Gadeoksan Wind Power Co., Ltd.	Electricity sales		—	295	1,952
Korea Energy Solutions Co., Ltd.	Electricity sales		7	2	2
ITR Co., Ltd.	Service		—	3	6
Structure test network Co., Ltd.	Service		—	5	7

<Sales and Others>, continued

			Sales and others
Company name	Transaction type		2020	2021	2022
			In millions of won

<Associates>
Namjeongsusang Solar Power Operation Co., Ltd.	Electricity sales	￦	14	22	21
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Service		291	399	394
Bitgoel Eco Energy Co., Ltd.	Electricity sales		—	282	1,397
Jeju Gimnyeong Wind Power Co., Ltd.	Electricity sales		—	—	367
Seoroseoro Sunny Power Plant Co., Ltd.	Electricity sales		—	—	1
Muan Solar park Co., Ltd.	Electricity sales		57	232	950
YuDang Solar Co., Ltd.	Electricity sales		—	—	160
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity sales		—	624	1,068
Daewon Green Energy Co., Ltd.	Electricity sales		—	155	185
Saemangeum Heemang Photovoltaic Co., Ltd.	Electricity sales		—	13	5,740
UD4M Co., Ltd.	Electricity sales		—	4	2
Dongbu Highway Solar Co., Ltd.	Electricity sales		—	5	8
Seobu Highway Solar Co., Ltd.	Electricity sales		—	8	8
SureDataLab Co., Ltd.	Electricity sales		—	1	1
Suwon New Power Co., Ltd.	Electricity sales		2,974	1,820	118
Hankook Electric Power Information Co., Ltd.	Electricity sales		—	1	—
Kosture Co., Ltd.	Electricity sales		—	1	5
PlatformN. Co., Ltd.	Others		—	—	14
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales		30	52	17
Gangneung Sacheon Fuel Cell Co., Ltd.	Electricity sales		—	—	151
12 Associates (Overseas)	Electricity sales		66,755	125,723	548,507

<Joint ventures>
Seobusambo highway photovoltaics Co., Ltd.	Electricity sales		—	—	3
Naepo Green Energy Co., Ltd.	Electricity sales		217	467	761
Cheongna Energy Co., Ltd.	Others		13,791	16,469	39,802
Dayone Energy Co., Ltd.	Service		4,816	8,159	7,761
Daegu Green Power Co., Ltd.	Electricity sales		1,285	1,053	1,190
Prime Swedish Holding AB	Electricity sales		—	—	284
KAPES, Inc.	Commission		476	413	450
Honam Wind Power Co., Ltd.	Electricity sales		502	71	242
Jeongam Wind Power Co., Ltd.	Electricity sales and others		1,213	588	—
Korea Power Engineering Service Co., Ltd.	Service		203	339	268
Seokmun Energy Co., Ltd.	Service		1,932	1,701	1,685
Incheon New Power Co., Ltd.	Construction revenue		14	14	14
Chun-cheon Energy Co., Ltd.	Electricity sales		2,657	2,329	2,505
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		1,788	1,836	1,898
Yeonggwang Wind Power Co., Ltd.	Electricity sales		793	818	871
Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.) (*1)	Electricity sales		33	1,920	—
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Service		1,388	1,727	1,415

<Sales and Others>, continued

			Sales and others
Company name	Transaction type		2020	2021	2022
			In millions of won
KW Nuclear Components Co., Ltd.	Service	￦	1,639	2,598	1,624
KEPCO-Uhde Inc.	Electricity sales		8	10	12
Busan Shinho Solar Power Co., Ltd.	Electricity sales		353	376	502
Goheung New Energy Co., Ltd.	Electricity sales		—	—	141
Gunsan Land Solar Co., Ltd.	Electricity sales		—	—	518
Daesan Green Energy Co., Ltd.	Electricity sales		703	523	394
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		29	30	698
Chungsongmeon BongSan wind power Co., Ltd.	Electricity sales		—	1	1
Saemangeum Solar Power Co., Ltd.	Service		2,846	1,141	100
Dangjin Eco Power Co., Ltd.	Electricity sales		33	32	32
Energyco Co., Ltd.	Electricity sales		—	1	463
Hapcheon Floating Photovoltaic Power Plant Inc.	Electricity sales		—	—	544
Busan Industrial Solar Power Co., Ltd.	Electricity sales		—	9	14
Bitsolar Energy Co., Ltd.	Electricity sales		42	296	498
Omisan Wind Power Co., Ltd.	Electricity sales		—	1	1
Haemodum Solar Co., Ltd.	Electricity sales		4	6	42
Yeongam Solar Power Co., Ltd.	Electricity sales		165	339	379
Solaseado Solar Power Co., Ltd.	Electricity sales		66	2,890	1,851
Cheongju Eco Park Co., Ltd.	Electricity sales		—	—	204
Enel X Midland Photovoltaic, LLC	Electricity sales		—	—	12
Eumseong Eco Park Co., Ltd.	Electricity sales		—	—	2
Geumsungsan Wind Power Co., Ltd.	Electricity sales		—	—	7
37 Joint ventures (Overseas)	Electricity sales		831,596	773,291	606,513

<Others>
Korea Development Bank	Electricity sales		4,248	4,177	4,134
	Interest income		3,461	756	2,222

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2020	2021	2022
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity sales	￦	552,692	750,148	2,244,332
Saemangeum Sebit Power Plant Co., Ltd.	Electricity sales		—	—	23,159
Korea Gas Corporation	Fuel purchase		3,270,972	5,646,713	11,996,402
Daegu Photovoltaic Co., Ltd.	Electricity sales		3,313	3,532	4,744
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		370	393	563
Korea Electric Power Industrial Development Co., Ltd.	Service		212,366	241,925	251,468
Goseong Green Power Co., Ltd.	Electricity sales		—	987,540	1,905,502
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		520,737	653,306	957,294
Noeul Green Energy Co., Ltd.	Electricity sales		10,634	10,014	14,176
Samcheok Eco Materials Co., Ltd.	Electricity sales		10,713	13,612	12,019
YTN Co., Ltd.	Electricity sales		353	388	304
Busan Green Energy Co., Ltd.	Electricity sales		18,678	18,996	26,219
Korea Electric Vehicle Charging Service (*2)	Electricity sales		581	393	—
Energy Infra Asset Management Co., Ltd.	Service		—	2,657	2,779
Yaksu ESS Co., Ltd.	Electricity sales		217	1,715	851
Gangwon Wind Power Co., Ltd.	Electricity sales		23,350	19,623	40,130
Goesan Solar park Co., Ltd.	Electricity sales		—	6,209	7,642
Korea Power Exchange	Service		87,361	86,716	93,817
Taebaek Wind Power Co., Ltd.	Service and REC		4,003	5,930	7,442
Taebaek Guinemi Wind Power Co., Ltd.	Electricity sales		5,023	5,910	6,793
Pyeongchang Wind Power Co., Ltd.	Design service and others		3,969	4,099	3,884
Daeryun Power Co., Ltd.	Electricity sales		99,523	157,234	428,534
Changjuk Wind Power Co., Ltd. (*1)	Electricity sales		6,084	6,213	9,027
GS Donghae Electric Power Co., Ltd.	Electricity sales		660,351	760,377	1,035,263
KNH Solar Co., Ltd.	Electricity sales		3,564	3,222	4,348
S-Power Co., Ltd.	Service		293,515	608,530	1,091,741
PND Solar Co., Ltd.	Electricity sales		5,234	5,502	6,173
Hyundai Eco Energy Co., Ltd.	Electricity sales		17,777	25,762	29,209
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity sales		9,151	11,729	7,382
Taebaek Gadeoksan Wind Power Co., Ltd.	Electricity sales		—	16,360	25,880
Korea Energy Solutions Co., Ltd.	Electricity sales		—	—	102
Green Energy Electricity Generation Co., Ltd.	Electricity sales		—	1,238	2,962
Namjeongsusang Solar Power Operation Co., Ltd.	Electricity sales		—	14,286	9,491
Bitgoel Eco Energy Co., Ltd.	Service and others		—	—	930
Jeju Gimnyeong Wind Power Co., Ltd.	Electricity sales		—	12,833	12,364
Seoroseoro Sunny Power Plant Co., Ltd.	REC and others		—	217	1,138
Muan Solar Park Co., Ltd.	REC and others		—	31,017	17,052
YuDang Solar Co., Ltd.	REC and others		—	3,495	1,915
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity sales		—	24,601	16,942
Daewon Green Energy Co., Ltd.	Others		—	—	42,651
Saemangeum Heemang Photovoltaic Co., Ltd.	Electricity sales		—	—	1,039
G.GURU Co., Ltd.	Electricity sales		—	—	452
UD4M Co., Ltd.	Electricity sales		—	—	313
Dongbu Highway Solar Co., Ltd.	Electricity sales		—	2,605	3,516
Seobu Highway Solar Co., Ltd.	Electricity sales		—	2,936	3,452
Gwangbaek Solar Power Investment Co., Ltd.	Electricity sales		373	742	602
PlatformN. Co., Ltd.	Others		—	—	475

			Purchase and others
Company name	Transaction type		2020	2021	2022
			In millions of won
<Associates>
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales	￦	—	15,900	19,514
12 Associates (Overseas)	Electricity sales		—	502	101,790

<Joint ventures>
Seobusambo highway photovoltaics Co., Ltd.	Electricity sales		—	—	103
Cheongna Energy Co., Ltd.	Service		66	57	80
Dayone Energy Co., Ltd.	Service		1,120	5,409	13,872
Daegu Green Power Co., Ltd.	Electricity sales		215,224	289,052	508,601
KAPES, Inc.	Commission		219,673	64,140	9,306
Honam Wind Power Co., Ltd.	Electricity sales		4,382	4,807	7,662
Jeongam Wind Power Co., Ltd.	Electricity sales		5,982	3,145	—
Korea Power Engineering Service Co., Ltd.	Service		1,594	1,315	830
Seokmun Energy Co., Ltd.	Service		33,164	44,315	60,799
Chun-cheon Energy Co., Ltd.	Electricity sales		222,069	327,536	585,689
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		11,232	9,471	13,990
Yeonggwang Wind Power Co., Ltd.	Electricity sales		24,103	21,004	31,221
Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.) (*1)	Electricity sales		3,848	5,852	—
KW Nuclear Components Co., Ltd.	Service		—	96	9,504
Busan Shinho Solar Power Co., Ltd.	Electricity sales		7,296	7,895	10,601
Global Trade Of Power System Co., Ltd.	Service		337	323	715
Expressway Solar-light Power Generation Co., Ltd.	Electricity sales		2,472	3,146	4,016
Gunsan Land Solar Co., Ltd.	Electricity sales		—	—	533
Daesan Green Energy Co., Ltd.	Electricity sales		104,854	146,776	129,736
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		—	—	980
Saemangeum Solar Power Co., Ltd.	Electricity sales		—	5	1
Dangjin Eco Power Co., Ltd.	Electricity sales		3,953	4,139	5,696
Energyco Co., Ltd.	Electricity sales		—	—	7,898
Hapcheon Floating Photovoltaic Power Plant Inc.	Service and REC		—	—	2,526
Busan Industrial Solar Power Co., Ltd.	Electricity sales		19	2,815	4,575
Bitsolar Energy Co., Ltd.	Electricity sales		—	5,703	13,030
Omisan Wind Power Co., Ltd.	Electricity sales		—	7	—
Haemodum Solar Co., Ltd.	Electricity sales		967	1,625	2,168
Yeongam Solar Power Co., Ltd.	Electricity sales		32,208	47,805	44,745
Samsu Wind Power Co., Ltd.	Electricity sales		—	2,800	10,605
Solaseado Solar Power Co., Ltd.	Electricity sales		28,516	31,031	28,698
Cheongju Eco Park Co., Ltd.	Electricity sales		—	—	94,409
Enel X Midland Photovoltaic, LLC	Electricity sales		—	—	1,871
37 Joint ventures (Overseas)	Electricity sales		14,767	54,135	16,859

<Others>
Korea Development Bank	Interest expense		3,872	2,756	4,208
	Dividends paid		17	256,862	12

(*1)	Reclassified from a joint venture to a subsidiary during the year ended December 31, 2022. Transactions are made before the reclassification.

(*2)	The Company has disposed of shares of Korea Electric Vehicle Charging Service during the year ended December 31, 2022, and it is not a related party to the Group as of December 31, 2022.

(4)	Receivables and payables arising from related party transactions as of December 31, 2021 and 2022 are as follows:

			Receivables		Payables
Company name	Type		2021	2022	2021	2022

			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Trade receivables	￦	6,282	592	—	—
	Non-trade receivables and others		493	270	—	—
	Trade payables		—	—	114,613	293,256
Saemangeum Sebit Power Plant Co., Ltd.	Non-trade receivables and others		—	653	—	—
Korea Gas Corporation (*1)	Trade receivables		10,015	12,415	—	—
	Non-trade receivables and others		187	54,232	—	—
	Trade payables		—	—	800,509	1,882,607
	Non-trade payables and others		—	—	759	1,294
Daejung Offshore Wind Power Co., Ltd.	Non-trade receivables and others		77	123	—	—
Daegu Photovoltaic Co., Ltd.	Trade payables		—	—	115	135
	Non-trade payables and others		—	—	—	2
Korea Electric Power Industrial Development Co., Ltd.	Trade receivables		269	164	—	—
	Non-trade receivables and others		15	2	—	—
	Trade payables		—	—	873	150
	Non-trade payables and others		—	—	5,880	9,588
Goseong Green Power Co., Ltd.	Trade receivables		495	76,254	—	—
	Non-trade receivables and others		76,855	14	—	—
	Trade payables		—	—	218,627	182,095
	Non-trade payables and others		—	—	59,987	52,515
Gangneung Eco Power Co., Ltd.	Trade receivables		826	19,364	—	—
	Non-trade receivables and others		465	478	—	—
	Non-trade payables and others		—	—	97	94
Shin Pyeongtaek Power Co., Ltd.	Trade receivables		1,788	7,375	—	—
	Non-trade receivables and others		3,116	1,068	—	—
	Trade payables		—	—	79,828	109,274
	Non-trade payables and others		—	—	99	101
Noeul Green Energy Co., Ltd.	Trade receivables		3	3	—	—
	Non-trade receivables and others		1,169	9,365	—	—
	Non-trade payables and others		—	—	—	2,468
Samcheok Eco Materials Co., Ltd.	Trade receivables		52	46	—	—
YTN Co., Ltd.	Trade receivables		99	112	—	—
Busan Green Energy Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade receivables and others		20,658	26,681	—	—
	Non-trade payables and others		—	—	—	4,415
Gunsan Bio Energy Co., Ltd.	Non-trade receivables and others		11,728	11,728	—	—
Korea Electric Vehicle Charging Service (*4)	Trade receivables		193	—	—	—
	Non-trade receivables and others		120	—	—	—
Yaksu ESS Co., Ltd.	Trade payables		—	—	1,374	—
Gangwon Wind Power Co., Ltd.	Trade receivables		8	6	—	—
	Trade payables		—	—	4,293	5,197
Gwangyang Green Energy Co., Ltd.	Non-trade receivables and others		532	1,436	—	—
Bigeum Resident Photovoltaic Power Co., Ltd.	Trade receivables		922	343	—	—
	Non-trade receivables and others		—	516	—	—
Goesan Solar park Co., Ltd.	Trade payables		—	—	73	346
Hyundai Green Power Co., Ltd.	Trade receivables		229	839	—	—
Korea Power Exchange	Trade receivables		627	223	—	—
	Non-trade receivables and others		1,300	—	—	—
	Non-trade payables and others		—	—	2,189	2,405
Taebaek Wind Power Co., Ltd.	Trade payables		—	—	560	680
	Non-trade payables and others		—	—	262	178
Taebaek Guinemi Wind Power Co., Ltd.	Trade payables		—	—	670	885
Pyeongchang Wind Power Co., Ltd.	Trade receivables		4	3	—	—
	Non-trade payables and others		—	—	—	211
Daeryun Power Co., Ltd.	Trade receivables		213	195	—	—
	Trade payables		—	—	21,362	55,725
Changjuk Wind Power Co., Ltd. (*3)	Trade payables		—	—	724	—
	Non-trade payables and others		—	—	295	—

			Receivables		Payables
Company name	Type		2021	2022	2021	2022

			In millions of won
<Associates>
GS Donghae Electric Power Co., Ltd. (*2)	Trade receivables	￦	383	872	—	—
	Non-trade receivables and others		272	1,558	—	—
	Trade payables		—	—	113,529	72,947
	Non-trade payables and others		—	—	17	14,565
KNH Solar Co., Ltd.	Trade receivables		1	1	—	—
S-Power Co., Ltd.	Trade receivables		82	77	—	—
	Non-trade receivables and others		48	44	—	—
	Trade payables		—	—	91,277	135,504
	Non-trade payables and others		—	—	—	11
PND solar Co., Ltd.	Trade payables		—	—	—	210
Hyundai Eco Energy Co., Ltd.	Trade receivables		19	22	—	—
	Trade payables		—	—	732	738
YeongGwang Yaksu Wind Electric Co., Ltd.	Trade receivables		6	7	—	—
	Trade payables		—	—	—	589
	Non-trade payables and others		—	—	—	2,050
Taebaek Gadeoksan Wind Power Co., Ltd.	Non-trade receivables and others		119	97	—	—
	Trade payables		—	—	8,397	12,739
	Non-trade payables and others		—	—	1,571	5
Korea Energy Solutions Co., Ltd.	Non-trade payables and others		—	—	—	94
Namjeongsusang Solar Power Operation Co., Ltd.	Trade receivables		—	2	—	—
Bitgoel Eco Energy Co., Ltd.	Non-trade receivables and others		27	6	—	—
	Non-trade payables and others		—	—	—	1,023
Jeju Gimnyeong Wind Power Co., Ltd .	Non-trade receivables and others		—	130	—	—
	Trade payables		—	—	885	1,758
Muan Solar park Co., Ltd.	Trade receivables		—	25	—	—
	Non-trade receivables and others		23	9	—	—
Anjwa Smart Farm & Solar City Co., Ltd.	Non-trade payables and others		—	—	—	921
Daewon Green Energy Co., Ltd.	Trade receivables		—	1	—	—
	Non-trade receivables and others		94	—	—	—
	Trade payables		—	—	—	5,485
Saemangeum Heemang Photovoltaic Co., Ltd.	Non-trade receivables and others		—	3,435	—	—
	Non-trade payables and others		—	—	—	1
Dongbu Highway Solar Co., Ltd.	Trade receivables		1	1	—	—
	Trade payables		—	—	98	2
	Non-trade payables and others		—	—	90	2
Seobu Highway Solar Co., Ltd.	Trade receivables		—	1	—	—
	Trade payables		—	—	177	8
	Non-trade payables and others		—	—	105	3
Gwangbaek Solar Power Investment Co., Ltd.	Non-trade payables and others		—	—	—	61
Suwon New Power Co., Ltd.	Non-trade receivables and others		1,198	1,280	—	—
Tronix Co., Ltd.	Non-trade receivables and others		—	1	—	—
KOSTURE Co., Ltd.	Trade receivables		1	6	—	—
Muan Sunshine Solar Power Plant Co., Ltd.	Trade payables		—	—	1,748	3,076
	Non-trade payables and others		—	—	—	1,265
PlatformN. Co., Ltd.	Non-trade payables and others		—	—	—	232
8 Associates (Overseas)	Trade receivables		—	93	—	—
	Non-trade receivables and others		3,196	49,409	—	—
	Non-trade payables and others		—	—	502	502
<Joint ventures>
Naepo Green Energy Co., Ltd.	Trade receivables		42	169	—	—
	Non-trade payables and others		—	—	—	3
Dayone Energy Co., Ltd.	Trade receivables		52	79	—	—
	Non-trade receivables and others		13,297	10,218	—	—
	Trade payables		—	—	1,009	1,027
	Non-trade payables and others		—	—	11,306	9,119
Daegu Green Power Co., Ltd.	Trade receivables		71	53	—	—
	Non-trade receivables and others		55	56	—	—
	Trade payables		—	—	35,766	66,715

			Receivables		Payables
Company name	Type		2021	2022	2021	2022

			In millions of won
<Joint ventures>
KAPES, Inc.	Trade receivables	￦	2	2	—	—
	Non-trade payables and others		—	—	2,121	106
Honam Wind Power Co., Ltd.	Trade payables		—	—	575	515
Korea Power Engineering Service Co., Ltd.	Non-trade receivables and others		48	47	—	—
	Non-trade payables and others		—	—	—	77
Seokmun Energy Co., Ltd.	Trade receivables		34	67	—	—
	Non-trade receivables and others		149	113	—	—
	Trade payables		—	—	7,941	7,000
Chun-cheon Energy Co., Ltd.	Trade receivables		126	124	—	—
	Non-trade receivables and others		167	165	—	—
	Trade payables		—	—	41,410	79,117
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables		6	8	—	—
	Non-trade receivables and others		53	166	—	—
	Trade payables		—	—	1,099	1,076
Cheongna Energy Co., Ltd.	Trade receivables		4,164	17,324	—	—
	Non-trade receivables and others		1,350	1,654	—	—
	Non-trade payables and others		—	—	1	1
Yeonggwang Wind Power Co., Ltd.	Trade receivables		10	12	—	—
	Non-trade receivables and others		59	62	—	—
	Trade payables		—	—	730	2,251
Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.) (*3)	Trade receivables		5	—	—	—
KW Nuclear Components Co., Ltd.	Trade receivables		—	4	—	—
	Non-trade receivables and others		—	18	—	—
KEPCO-Uhde Inc.	Non-trade payables and others		—	—	10	10
Busan Shinho Solar Power Co., Ltd.	Trade receivables		2	3	—	—
	Trade payables		—	—	281	304
Global Trade Of Power System Co., Ltd.	Non-trade payables and others		—	—	7	—
Expressway Solar-light Power Generation Co., Ltd.	Trade payables		—	—	102	166
Gunsan Land Solar Co., Ltd.	Non-trade receivables and others		—	138	—	—
Daesan Green Energy Co., Ltd.	Trade receivables		11	18	—	—
	Non-trade receivables and others		120	218	—	—
	Trade payables		—	—	5,120	4,946
Cheong-Song Noraesan Wind Power Co., Ltd.	Trade receivables		2	2	—	—
Saemangeum Solar Power Co., Ltd.	Non-trade receivables and others		4,268	4,368	—	—
Dangjin Eco Power Co., Ltd.	Trade receivables		3	3	—	—
	Trade payables		—	—	276	222
	Non-trade payables and others		—	—	—	105
Hapcheon Floating Photovoltaic Power Plant Inc.	Trade receivables		—	9	—	—
Busan Industrial Solar Power Co., Ltd.	Trade receivables		1	2	—	—
	Trade payables		—	—	54	—
	Non-trade receivables and others		—	—	24	—
Bitsolar Energy Co., Ltd.	Non-trade receivables and others		7	222	—	—
	Trade payables		—	—	—	201
	Non-trade payables and others		—	—	54	—
Haemodum Solar Co., Ltd.	Trade receivables		1	1	—	—
Yeongam Solar Power Co., Ltd.	Trade receivables		29	44	—	—
	Trade payables		—	—	3,324	3,655
Samsu Wind Power Co., Ltd.	Trade payables		—	—	1,300	1,303
Solaseado Solar Power Co., Ltd.	Non-trade receivables and others		—	23	—	—
	Non-trade payables and others		—	—	—	2,911
Cheongju Eco Park Co., Ltd.	Trade payables		—	—	—	7,994
Enel X Midland Photovoltaic, LLC	Trade receivables		—	1	—	—
	Trade payables		—	—	—	3
Geumsungsan Wind Power Co., Ltd.	Trade receivables		—	3	—	—
	Non-trade payables and others		—	—	—	1
22 Joint ventures (Overseas)	Trade receivables		84,150	73,805	—	—
	Non-trade receivables and others		26,060	71,661	—	—
	Non-trade payables and others		—	—	22,050	117,754

			Receivables		Payables
Company name	Type		2021	2022	2021	2022

			In millions of won
<Others>
Korea Development Bank	Accrued interest income	￦	154	5	—	—
	Non-trade receivables and others		420,732	30,836	—	—
	Non-trade payables and others		—	—	21,172	101
	Derivatives		59,139	67,662	—	3,759

(*1)	The balance due to the fuel swap with Korea Midland Power Co., Ltd. is included. The total transaction amount is ￦514,405 million on loans and ￦460,903 million on bororrowings.

(*2)
The balance due to the fuel swap with Korea Western Power Co., Ltd. and Korea East-West Power Co., Ltd. is included. The total transaction amount is ￦5,590 million on loans and ￦20,113 million on bororrowings.

(*3)	Reclassified from a joint venture to a subsidiary during the year ended December 31, 2022. Transactions are made before the reclassification.

(*4)	The Company has disposed of shares of Korea Electric Vehicle Charging Service during the year ended December 31, 2022, and it is not a related party to the Group as of December 31, 2022.

(5)	Loans and others arising from related party transactions as of December 31, 2021 and 2022 are as follows:

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance

			In millions of won
Associates	KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd.	￦	29,481	104	—	1,888	31,473
	(Allowance for doubtful accounts)		(8,241)	—	—	(2,510)	(10,751)
Associates	Nepal Water & Energy Development Company Private Limited		—	19,914	—	—	19,914
Associates	Xe-Pian Xe-Namnoy Power Co., Ltd.		21,456	—	—	1,480	22,936
Associates	PT Wampu Electric Power		13,000	—	(5,233)	1,404	9,171
Associates	PT Cirebon Energi Prasarana		—	28,100	—	1,469	29,569
Associates	Gunsan Bio Energy Co., Ltd.		12,396	—	—	—	12,396
	(Allowance for doubtful accounts)		(12,396)	—	—	—	(12,396)
Associates	Bigeum Resident Photovoltaic Power Co., Ltd.		11,212	—	—	—	11,212
Associates	Daejung Offshore Wind Power Co., Ltd.		1,000	—	—	—	1,000
Associates	Bitgoel Eco Energy Co., Ltd.		19,349	16,151	(710)	—	34,790
Associates	Saemangeum Sebit Power Plant Co., Ltd		—	37,249	—	—	37,249
Joint ventures	Solaseado Solar Power Co., Ltd.		35,000	—	—	—	35,000
Joint ventures	Recursos Solares PV de Mexico II, S.A. de C.V.		6,134	1,899	—	424	8,457
Joint ventures	Horus Solar, S.A. de C.V.		16,514	1,695	—	1,078	19,287
Joint ventures	Sunmex Renovables, S.A. de C.V.		13,571	1,913	—	899	16,383
Joint ventures	Kelar S.A.		43,167	—	—	798	43,965
Joint ventures	DE Energia SpA		6,791	—	—	469	7,260
Joint ventures	Daehan Wind Power PSC		13,674	—	—	944	14,618
Joint ventures	PT. Tanjung Power Indonesia		1,090	—	(1,114)	24	—
Joint ventures	Bitsolar Energy Co., Ltd.		3,165	—	—	—	3,165
Joint ventures	Daesan Green Energy Co., Ltd.		—	3,514	—	—	3,514
Joint ventures	Nghi Son 2 Power LLC		—	185,306	—	1,429	186,735
Joint ventures	Pulau Indah Power Plant Sdn. Bhd.		—	10,475	—	(268)	10,207
Joint ventures	Guadalupe Solar SpA		3,360	—	(253)	237	3,344
Joint ventures	Foresight Iberian Solar Group Holding, S.L.		59,333	—	—	1,969	61,302
Joint ventures	Capman Lynx SCA, SICAR		29,770	—	—	1,858	31,628
	(Allowance for doubtful accounts)		—	(4,467)	—	—	(4,467)
Joint ventures	S-Power Chile SpA		—	253	—	—	253

		￦	318,826	302,106	(7,310)	13,592	627,214

(6)	Borrowings arising from related party transactions as of December 31, 2021 and 2022 are as follows:

Related parties	Type		Beginning balance	Borrowings	Repayment	Others	Ending balance

			In millions of won
Korea Development Bank	Facility	￦	98,020	61,092	(64,875)	2,347	96,584
	Others		2,509	—	(376)	—	2,133
	Operating funds		184,300	164,252	(285,961)	(158)	62,433
	Syndicated Loans		14,530	—	(1,040)	(1,035)	12,455
	EBL and others		53,965	76,878	(85,010)	3,059	48,892

		￦	353,324	302,222	(437,262)	4,213	222,497

(7)	Guarantees provided to related parties as of December 31, 2022 are as follows:

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	Shuweihat Asia Operation & Maintenance Company	Performance guarantees	USD 11,000	Shuweihat Asia Power Investment B.V.
Korea Electric Power Corporation	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	USD 1,387	Rabigh Electricity Company
Korea Electric Power Corporation	Nghi Son 2 Power LLC	Performance guarantees	USD 70,000	SMBC Ho Chi Minh and others
Korea Electric Power Corporation	Barakah One Company	Debt guarantees	USD 1,223,355	Export-Import Bank of Korea and others
		Performance guarantees and others	USD 4,197,287
Korea Electric Power Corporation	RE Holiday Holdings LLC	Performance guarantees(*9)	USD 222,077	EFS Renewables Holdings, LLC, CA-CIB and others
Korea Electric Power Corporation	RE Pioneer Holdings LLC	Performance guarantees	USD 106,873	EFS Renewables Holdings, LLC
Korea Electric Power Corporation	RE Barren Ridge 1 Holdings LLC	Performance guarantees(*9)	USD 68,838	Firstar Development, LLC
Korea Electric Power Corporation	Rabigh Electricity Company	Performance guarantees	SAR 1,509	Hana Bank
Korea Electric Power Corporation	Shuweihat Asia Power Investment B.V.	Performance guarantees	USD 100,000	ING Bank
Korea Electric Power Corporation	Amman Asia Electric Power Company	Performance guarantees	USD 16,800	Shinhan Bank
Korea Electric Power Corporation	Horus Solar, S.A. de C.V.	Other performance guarantees	MXN 16,413	CENACE and others
Korea Electric Power Corporation	Recursos Solares PV de Mexico II, S.A. de C.V.	Other performance guarantees	MXN 1,518	SEMARNAT
			USD 393	CFE Transmission
Korea Electric Power Corporation	Sunmex Renovables, S.A. de C.V.	Other performance guarantees	USD 9,078	CENACE
			MXN 3,666	SEMARNAT
Korea Electric Power Corporation	International Offshore Power Transmission Holding Company Limited	Performance guarantees	USD 150,000	Mizuho Bank
		Other performance guarantees	USD 7,000	Credit Agricole
Korea Electric Power Corporation	Pulau Indah Power Plant Sdn. Bhd.(*11)	Collateralized money invested	KRW 13,210	Malaysian Trustee Berhad
Korea Western Power Co., Ltd.	Cheongna Energy Co., Ltd.	Collateralized money invested	KRW 10,758	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Collateralized money invested	KRW 115,584	Krung Thai Bank
		Impounding bonus guarantees	USD 5,000	SK E&C
Korea Western Power Co., Ltd.	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	SAR 11,200	National Bank of Kuwait
Korea Western Power Co., Ltd.	Daegu Photovoltaic Co., Ltd.	Collateralized money invested	KRW 2,849	Korea Development Bank
Korea Western Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Collateralized money invested(*5)	KRW 52,476	Kookmin Bank and others
		Debt guarantees	KRW 20,300	BNK Securities
Korea Western Power Co., Ltd.	PT. Mutiara Jawa	Collateralized money invested	KRW 3,597	Woori Bank
Korea Western Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 278	Nonghyup Bank
Korea Western Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Collateralized money invested	KRW 133,823	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	Haemodum Solar Co., Ltd.	Collateralized money invested	KRW 3,367	Nonghyup Bank
Korea Western Power Co., Ltd.	Muan Solar Park Co., Ltd.	Collateralized money invested	KRW 7,838	IBK and others
Korea Western Power Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.	Collateralized money invested	KRW 8,662	Hana Bank and others
Korea Western Power Co., Ltd.	Seoroseoro Sunny Power Plant Co., Ltd.	Collateralized money invested	KRW 859	Hana Bank and others
Korea Western Power Co., Ltd.	YuDang Solar Co., Ltd.	Collateralized money invested	KRW 586	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	Hapcheon Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 8,471	Nonghyup Bank and others
Korea Western Power Co., Ltd.	Yeongwol Eco Wind Co., Ltd.	Collateralized money invested	KRW 3,155	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	Gurae Resident Power Co., Ltd.	Collateralized money invested	KRW 391	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd	Gunsan Land Solar Co., Ltd.	Collateralized money invested	KRW 27,544	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd	Seobusambo highway photovoltaics Co., Ltd.	Collateralized money invested	KRW 3,067	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd	Eumseong Eco Park Co., Ltd.	Collateralized money invested	KRW 5,557	Kyobo Life Insurance Co., Ltd. and others
		Guarantees for supplemental funding(*1)	—

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Western Power Co., Ltd	PungBack Wind Farm Corporation	Collateralized money invested	KRW 6,743	Hanwha Life Insurance Co., Ltd and others
Korea East-West Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.	Collateralized money invested	KRW 6,719	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Seokmun Energy Co., Ltd.	Collateralized money invested	KRW 17,336	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Chun-cheon Energy Co., Ltd.	Collateralized money invested	KRW 32,044	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	KRW 90,800
Korea East-West Power Co., Ltd.	Honam Wind Power Co., Ltd.	Collateralized money invested	KRW 4,819	Shinhan Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	Collateralized money invested	KRW 260,145	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.	Collateralized money invested	KRW 3,151	Kookmin Bank and others
Korea East-West Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Collateralized money invested	KRW 20,713	KDB Capital Corporation and others
Korea East-West Power Co., Ltd.	Daesan Green Energy Co., Ltd.	Collateralized money invested	KRW 19,218	IBK
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Taebaek Gadeoksan Wind Power Co., Ltd.	Collateralized money invested	KRW 20,040	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	PT. Tanjung Power Indonesia	Other guarantees	USD 3,150	PT. Adaro Indonesia
		Guarantees for supplemental funding(*1)	—	Sumitomo mitsui banking and others
		Collateralized money invested	KRW 92,907	MUFG and others
Korea East-West Power Co., Ltd.	South Jamaica Power Company Limited	Performance guarantees	USD 14,400	Credit Agricole Corporate & Investment Bank Seoul and others
		Collateralized money invested	KRW 46,437	JCSD Trustee Services Limited and others
Korea East-West Power Co., Ltd.	DE Energia SpA	Collateralized money invested	KRW 9,536	Mirae Asset Daewoo Co., Ltd. and others
		Collateralized loans	USD 5,728
		Payment guarantees(*7)	USD 943	Hana Bank
Korea East-West Power Co., Ltd.	Bitsolar Energy Co., Ltd.	Collateralized money invested	KRW 352	Mirae Asset Life Insurance Co., Ltd. and others
Korea East-West Power Co., Ltd.	Cheongju Eco Park Co., Ltd.	Collateralized money invested	KRW 10,490	Kyobo Life Insurance Co., Ltd. and others
Korea East-West Power Co., Ltd.	Busan Industrial Solar Power Co., Ltd.	Collateralized money invested	KRW 1,168	Shinhan Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Yangyang Wind Power Co., Ltd.	Collateralized money invested	KRW 10,864	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Daewon Green Energy Co., Ltd.	Collateralized money invested	KRW 4,485	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Goheung New Energy Co., Ltd.	Collateralized money invested	KRW 3,615	Woori Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Seungmun Green Energy	Collateralized money invested	KRW 9,055	Hana Bank and others
Korea Southern Power Co., Ltd.	KNH Solar Co., Ltd.	Collateralized money invested	KRW 2,883	Shinhan Bank and others
		Performance guarantees and guarantees for supplemental funding(*1)	—
Korea Southern Power Co., Ltd.	Daeryun Power Co., Ltd.	Collateralized money invested	KRW 26,727	Korea Development Bank and others
Korea Southern Power Co., Ltd.	Daegu Green Power Co., Ltd.	Collateralized money invested	KRW 29,360	Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Kelar S.A.	Performance guarantees	USD 54,282	Hana Bank, MUFG
Korea Southern Power Co., Ltd.	Daehan Wind Power PSC	Performance guarantees	USD 1,800	Shinhan Bank
		Payment guarantees(*6)	USD 1,900	Hana Bank
		Collateralized money invested	KRW 13,923	Standard Chartered
Korea Southern Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Collateralized money invested	KRW 14,464	Woori Bank and Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.	Collateralized money invested	KRW 13,049	IBK
Korea Southern Power Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Payment guarantees(*2)	—	SEM Investment Co., Ltd.

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Southern Power Co., Ltd.	Solaseado Solar Power Co., Ltd.	Collateralized money invested	KRW 12,088	Kookmin Bank and others
Korea Southern Power Co., Ltd.	Naepo Green Energy Co., Ltd.	Collateralized money invested(8)	—	IBK and others
		Guarantees for supplemental funding(*1)	KRW 30,000
		Guarantees for other supplemental funding and performance guarantees(*1)	—
Korea Southern Power Co., Ltd.	Omisan Wind Power Co., Ltd.	Collateralized money invested	KRW 10,411	Shinhan Bank and others
		Guarantees for supplemental funding and performance guarantees(*1)	—
Korea Southern Power Co., Ltd.	Geumsungsan Wind Power Co., Ltd.	Collateralized money invested	KRW 3,493	Kookmin Bank
		Guarantees for supplemental funding(*1)	—
KOSPO Chile SpA	Kelar S.A.	Collateralized money invested	KRW 117,137	Export-Import Bank of Korea and others
KOSPO Chile SpA	Chester Solar I SpA	Collateralized money invested	KRW 1,314	IBK
KOSPO Chile SpA	Chester Solar IV SpA	Collateralized money invested	KRW 181	IBK
KOSPO Chile SpA	Chester Solar V SpA	Collateralized money invested	KRW 156	IBK
KOSPO Chile SpA	Diego de Almagro Solar SpA	Collateralized money invested	KRW 540	IBK
KOSPO Chile SpA	Laurel SpA	Collateralized money invested	KRW 554	IBK
Korea Midland Power Co., Ltd.	YeongGwang Yaksu Wind Electric Co., Ltd.	Collateralized money invested	KRW 156	IBK and others
Korea Midland Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Collateralized money invested	KRW 119,791	Korea Development Bank and others
Korea Midland Power Co., Ltd.	PT. Cirebon Electric Power	Debt guarantees	USD 4,785	Mizuho Bank
Korea Midland Power Co., Ltd.	PT Wampu Electric Power	Debt guarantees	USD 4,401	SMBC
Korea Midland Power Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Collateralized money invested	KRW 1,571	IBK
		Guarantees for supplemental funding and others(*1)	—	IBK and others
Korea Midland Power Co., Ltd.	Yaksu ESS Co., Ltd.	Collateralized money invested	KRW 486	IBK
Korea Midland Power Co., Ltd.	Namjeongsusang Solar Power Operation Co., Ltd.	Collateralized money invested	KRW 373	IBK
Korea Midland Power Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.	Collateralized money invested	KRW 5,133	Kyobo Life Insurance Co., Ltd. and others
Korea Midland Power Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.	Collateralized money invested	KRW 2,562	IBK
Korea Midland Power Co., Ltd.	Goesan Solar park Co., Ltd.	Collateralized money invested	KRW 2,591	IBK
Korea Midland Power Co., Ltd.	Bitgoel Eco Energy Co., Ltd.	Collateralized money invested	KRW 5,292	IBK and others
		Guarantees for supplemental funding(*1)	—
Korea Midland Power Co., Ltd.	Energyco Co., Ltd.	Collateralized money invested Debt guarantees	KRW 2,190 KRW 2,746	Nonghyup Bank Shinhan Bank
Korea Midland Power Co., Ltd.	Jeju Gimnyeong Wind Power Co., Ltd.	Collateralized money invested	KRW 872	Nonghyup Bank
Korea Midland Power Co., Ltd.	Dongbu Highway Solar Co., Ltd.	Collateralized money invested	KRW 352	Nonghyup Bank
Korea Midland Power Co., Ltd.	Seobu Highway Solar Co., Ltd.	Collateralized money invested	KRW 316	Nonghyup Bank
Korea Midland Power Co., Ltd.	Yeongyang Wind Power Corporation II	Collateralized money invested	KRW 7,461	Korea Development Bank and Samsung Fire & Marine Insurance Co., Ltd.
Korea Midland Power Co., Ltd.	Haeparang Energy Co., Ltd.	Collateralized money invested Guarantees for supplemental funding	KRW 2,188 —	Templeton hana asset management Co. Ltd
Korea Midland Power Co., Ltd.	Saemangeum Sebit Power Plant Co., Ltd.	Guarantees for supplemental funding(*1)	—	Kookmin Bank
Korea South-East Power Co., Ltd.	Dayone Energy Co., Ltd.	Collateralized money invested(*3)	—	IBK
		Guarantees for supplemental funding and others(*1,4)	KRW 76,800	NH investment & securities Co., Ltd. and others
Korea South-East Power Co., Ltd.	RES Technology AD	Collateralized money invested	KRW 15,133	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	ASM-BG Investicii AD	Collateralized money invested	KRW 14,555	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	Expressway Solar-light Power Generation Co., Ltd.	Guarantees for supplemental funding and others	KRW 4,754	Woori Bank
Korea South-East Power Co., Ltd.	Goseong Green Power Co., Ltd.	Collateralized money invested	KRW 288,893	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Collateralized money invested	—	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	PND Solar Co., Ltd.	Collateralized money invested	KRW 1,403	IBK

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea South-East Power Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Collateralized money invested	KRW 7,631	Samsung Life Insurance and others
Korea South-East Power Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.	Collateralized money invested	KRW 2,236	IBK
Korea South-East Power Co., Ltd.	Chungsongmeon BongSan wind power Co., Ltd.	Collateralized money invested	KRW 3,470	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Yeongam Solar Power Co., Ltd.	Collateralized money invested	KRW 9,879	Kookmin Bank and others
Korea South-East Power Co., Ltd.	Samsu Wind Power Co., Ltd.	Collateralized money invested	KRW 3,205	Shinhan Bank and others
Korea South-East Power Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.	Collateralized money invested	KRW 13,010	Woori Bank and others
Korea South-East Power Co., Ltd.	Nepal Water & Energy Development Company Private Limited	Collateralized money invested	USD 97,105	International Finance Corporation and others
		Business reserve payment guarantee	USD 33,333
Korea Hydro & Nuclear Power Co., Ltd.	Noeul Green Energy Co., Ltd.	Collateralized money invested	—	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Busan Green Energy Co., Ltd.	Collateralized money invested	KRW 4,396	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Go deok Clean Energy Co., Ltd.	Collateralized money invested	KRW 4,419	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.	Collateralized money invested	KRW 4,264	Woori Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Gwangyang Green Energy Co., Ltd.	Collateralized money invested	KRW 25,043	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Gangneung Sacheon Fuel Cell Co., Ltd.	Collateralized money invested	KRW 4,276	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Chun-cheon Green Energy Co., Ltd.	Collateralized money invested	KRW 9,156	Hana Bank and others

(*1)	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.

(*2)
Controlling and
non-controlling
common shareholders of Samcheok Eco Materials Co., Ltd. have pre-emption
rights, if preferred shareholders intend to sell their shares until December 26, 2023. The promised yield of the preferred stock is guaranteed through the transaction. As of December 31, 2022, the Company has recognized derivative liabilities of ￦6,760 million related to the guarantee. Meanwhile, the Company is under an agreement with Samcheok Eco Materials Co., Ltd. that if a damage incurs related to the fulfillment of obligations pursuant to the mandatory contract of coal ash supply, compensation for the expected amount of the damage should be settled.

(*3)
The Company recognized an impairment loss on all of the equity securities of Dayone Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦47,067 million.

(*4)
Pursuant to the guarantee agreement, the Company recognized other provisions of ￦7,230 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.

(*5)	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.

(*6)	The Company provided a payment guarantee to Daehan Wind Power PSC for opening L/C for Debt Service Reserve Account (DSRA).

(*7)	This includes a guarantee related to L/C for debt repayment allowance provided to DE Energia SpA, a joint venture of the Company.

(*8)
The Company recognized an impairment loss on all of the equity securities of Naepo Green Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦29,200 million.

(*9)	The credit limits of guarantees to RE Holiday Holdings LLC and RE Barren Ridge 1 Holdings LLC include the credit limits of guarantees to their subsidiaries.

(*10)
Saemangeum Sebit Power Plant Co., Ltd., the Company’s related party as of December 31, 2022, is raising a fund from kookmin bank and others amounting to KRW 99.9 billion (remaining balance as of December 31, 2022 is KRW 36.5 billion) through project financing commitment. The Company is going to provide the lender a guarantee up to KRW 63.4 billion in the commitment except for KRW 36.5 billion which is a senior loan, as shares of Saemangeum Sebit Power Plant Co., Ltd. owned by the Company at the time of fund-raising.

(*11)
The Company has provided the syndicate of lenders of PT Indo Raya Tenaga, the business corporation of PT Barito Wahana Tenaga, a guarantee by establishing the right of pledge on the shares of PT Barito Wahana Tenaga for project financing of PT Barito Wahana Tenaga as of December 31, 2022.

(8)	Guarantees received from related parties as of December 31, 2022 are as follows

Primary Guarantor	Type of guarantees		Credit limit
KAPES, Inc.	Performance guarantees	￦	17,225
	Defect guarantees		2,533

(9)	Derivatives transactions with related parties as of December 31, 2022 are as follows:

(i)	Currency Swap

Counterparty	Contract year		Contract amounts		Contract interest rate per annum			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Korea Development Bank	2019~2024	￦	177,600	USD 150,000	1.24%	2.50%	￦	1,184.00
	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
	2018~2023		170,280	USD 150,000	2.15%	3.75%		1,135.20
	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
	2022~2027		262,000	USD 200,000	3.63%	4.25%		1,310.00
	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
	2022~2025		128,560	USD 100,000	3.37%	4.13%		1,285.60
	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80
	2022~2025		252,360	USD 200,000	2.83%	3.60%		1,261.80

(ii)	Currency forward

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate (in won)
				Pay	Receive
	In millions of won and thousands of USD except contract exchange rate information
Korea Development Bank	2022.12.19	2023.01.26	￦	26,010	USD 20,000	￦	1,300.50

(10)
The Company considers all standing directors of the Board who serve as executive officers responsible for planning, operations and/or control of business activities, as key management personnel, except a standing director who is a member of the Audit Committee. The Company recorded salaries and other compensations related to the key management personnel as follows:

Type		2020	2021	2022
		In millions of won
Salaries	￦	1,295	1,272	1,026
Retirement benefits		58	21	58

	￦	1,353	1,293	1,084